Contingencies	9 Months Ended
Aug. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Contingencies

From time to time, the Company may be exposed to claims and legal actions in the normal course of business. As at August 31, 2019, and continuing as at October 11, 2019, the Company is not aware of any pending or threatened material litigation claims against the Company, other than as described below.

In November 2016, the Company filed an NDA for our Oxycodone ER product candidate, relying on the 505(b)(2) regulatory pathway, which allowed us to reference data from Purdue's file for its OxyContin® extended release oxycodone hydrochloride. Our Oxycodone ER application was accepted by the FDA for further review in February 2017. The Company certified to the FDA that it believed that its Oxycodone ER product candidate would not infringe any of the OxyContin® patents listed in the Orange Book, or that such patents are invalid, and so notified Purdue and the other owners of the subject patents listed in the Orange Book of such certification.

On April 7, 2017, the Company received notice that the Purdue litigation plaintiffs had commenced patent infringement proceedings against us in the U.S. District Court for the District of Delaware (docket number 17-392) in respect of its NDA filing for Oxycodone ER, alleging that its proposed Oxycodone ER infringes 6 out of the 16 patents associated with the branded product OxyContin®, or the OxyContin® patents, listed in the Orange Book. The complaint seeks injunctive relief as well as attorneys' fees and costs and such other and further relief as the Court may deem just and proper. An answer and counterclaim have been filed.

Subsequent to the above-noted filing of lawsuit, 4 further such patents were listed and published in the Orange Book. The Company then similarly certified to the FDA concerning such further patents. On March 16, 2018, the Company received notice that the Purdue litigation plaintiffs had commenced further such patent infringement proceedings against us adding the 4 further patents. This lawsuit is also in the District of Delaware federal court under docket number 18-404.

As a result of the commencement of the first of these legal proceedings, the FDA is stayed for 30 months from granting final approval to our Oxycodone ER product candidate. That time period commenced on February 24, 2017, when the Purdue litigation plaintiffs received notice of the Company’s certification concerning the patents, and will expire on August 24, 2019, unless the stay is earlier terminated by a final declaration of the courts that the patents are invalid, or are not infringed, or the matter is otherwise settled among the parties.

On or about June 26, 2018 the court issued an order to sever 6 “overlapping” patents from the second Purdue case, but ordered litigation to proceed on the 4 new (2017-issued) patents. An answer and counterclaim were filed on July 9, 2018. The existence and publication of additional patents in the Orange Book, and litigation arising therefrom, is an ordinary and to be expected occurrence in the course of such litigation.

On July 6, 2018 the court issued a claims construction on the first case which the Company believe does not weaken the case.

On July 24, 2018, the parties to the case mutually agreed to dismiss the infringement claims related to the Grünenthal ‘060 patent. The Grünenthal ‘060 patent is one of the six patents included in the original litigation case, however, the dismissal does not by itself result in a termination of the 30-month litigation stay. Infringement claims related to this patent have been dismissed without prejudice.

On October 4, 2018, the parties to the 17-392 docket case mutually agreed to postpone the scheduled court date pending a case status conference scheduled for December 17, 2018. At that time, further trial scheduling and other administrative matters were postponed pending the Company’s anticipated resubmission of the Oxycodone ER NDA. That filing was timely filed at the end of February 2019. The trial in the 17-392 case was scheduled for November 12, 2019. On January 17, 2019, the court issued a scheduling order in 18-404 that schedules the remaining major portions. The trial in the 18-404 case was scheduled for June 2020.

The U.S. Federal Circuit Court of Appeal affirmed On April 4, 2019 the invalidity of one Purdue oxycontin patent. The patent is: 9,060,976. This patent claimed a core matrix containing PEO and magnesium stearate, which is then heated. The patent was nominally in our 17-392 and 18-404 cases. The invalidity ruling reduces yet another patent from the overall equation. However, it does not, by itself, eliminate the 30 month litigation stay in either docketed case.

The 30-month litigation stay is extended to March 2, 2020 per a court order.

On October 3, 2019 following the filing of a bankruptcy stay by Purdue Pharma, the ongoing litigation cases number 1:17-cv-00392-RGA and 1:18-cv-00404-RGA-SRF between Purdue Pharma L.P. et al and Intellipharmaceutics International have been stayed and the existing dates in both cases vacated by an order issued by the courts in the District of Delaware. No new dates were given for reinstatement; however, the parties are required to provide a further status report no later than December 15, 2019.

The 30-month stay date however remains unchanged, i.e., no earlier than March 2, 2020.

the Company is confident that it does not infringe any of the subject patents in either of the two cases and will vigorously defend against these claims.

In July 2017, three complaints were filed in the U.S. District Court for the Southern District of New York that were later consolidated under the caption Shanawaz v. Intellipharmaceutics Int’l Inc., et al., No. 1:17-cv-05761 (S.D.N.Y.).  The lead plaintiffs filed a consolidated amended complaint on January 29, 2018.  In the amended complaint, the lead plaintiffs assert claims on behalf of a putative class consisting of purchasers of our securities between May 21, 2015 and July 26, 2017.  The amended complaint alleges that the defendants violated Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder by making allegedly false and misleading statements or failing to disclose certain information regarding our NDA for Oxycodone ER abuse-deterrent oxycodone hydrochloride extended release tablets.  The complaint seeks, among other remedies, unspecified damages, attorneys’ fees and other costs, equitable and/or injunctive relief, and such other relief as the court may find just and proper.

On March 30, 2018, the Company and the other defendants filed a motion to dismiss the amended complaint for failure to state a valid claim.  The defendants’ motion to dismiss was granted in part, and denied in part, in an Order dated December 17, 2018. In its Order, the court dismissed certain of the plaintiffs’ securities claims to the extent that the claims were based upon statements describing the Oxycodone ER product’s abuse-deterrent features and its bioequivalence to OxyContin. However, the court allowed the claims to proceed to the extent plaintiffs challenged certain public statements describing the contents of the Company’s Oxycodone ER NDA.  Defendants filed an answer to the amended complaint on January 7, 2019. On February 5, 2019, the court held an initial pretrial conference and entered a scheduling order governing discovery and class certification. In an order entered at the parties request on May 9, 2019, the Court stayed proceedings in the action to permit the parties time to conduct a mediation.  As a result of subsequent extensions, the stay was extended through October 10, 2019.  The parties participated in a mediation on August 1, 2019, during which the parties tentatively agreed to the terms of a settlement of the action subject to the satisfaction of certain financial conditions by the Company.  On October 10, 2019, the Company provided notice that it was not able to satisfy those conditions.  As a result, it is possible that the parties will resume active litigation in the action in the near future.  If a settlement does not go forward, the Company and the other defendants intend to vigorously defend themselves against the remainder of the claims asserted in the consolidated action.

On February 21, 2019, the Company and its CEO, Dr. Isa Odidi (“Defendants”), were served with a Statement of Claim filed in the Superior Court of Justice of Ontario (“Court”) for a proposed class action under the Ontario Class Proceedings Act (“Action”). The Action was brought by Victor Romita, the proposed representative plaintiff (“Plaintiff”), on behalf of a class of Canadian persons (“Class”) who traded shares of the Company during the period from February 29, 2016 to July 26, 2017 (“Period”). The Statement of Claim, under the caption Victor Romita v. Intellipharmaceutics International Inc. and Isa Odidi, asserts that the Defendants knowingly or negligently made certain public statements during the Period that contained or omitted material facts concerning Oxycodone ER abuse-deterrent oxycodone hydrochloride extended release tablets. The Plaintiff alleges that he and the Class suffered loss and damages as a result of their trading in the Company’s shares during the Period. The Plaintiff seeks, among other remedies, unspecified damages, legal fees and court and other costs as the Court may permit. On February 26, 2019, the Plaintiff delivered a Notice of Motion seeking the required approval from the Court, in accordance with procedure under the Ontario Securities Act, to allow the statutory claims under the Ontario Securities Act to proceed with respect to the claims based upon the acquisition or disposition of the Company’s shares on the TSX during the Period (“Motion”). On June 28, 2019, the Court endorsed a timetable for the exchange of material leading to the hearing of the Motion scheduled for January 27-28, 2020. No date has been set for the hearing of the certification application. The Defendants intend to vigorously defend the action and have filed a Notice of Intent to Defend.

On October 7, 2019, a complaint was filed in the U.S. District Court for the Southern District of New York by Alpha Capital Anstalt (“Alpha”) against the Company, two of its existing officers and directors and its former Chief Financial Officer.   In the complaint, Alpha alleges that the Company and the executive officers/directors named in the complaint violated Sections 11, 12(a)(2) and 15 of the Securities Act of 1933, as amended, by allegedly making false and misleading statements in the Company’s Registration Statement on Form F-1 filed with the U.S. Securities and Exchange Commission on September 20, 2018, as amended (the “Registration Statement”) by failing to disclose certain information regarding the resignation of the Company’s then Chief Financial Officer, which was announced several weeks after the Registration Statement was declared effective.  In the complaint Alpha seeks unspecified damages, rescission of its purchase of the Company’s securities in the relevant offering, attorneys’ fees and other costs and further relief as the court may find just and proper. If they are served in the action, the Company and other defendants intend to defend against the allegations set forth in the complaint.   However, there can be no assurance that the case can be resolved in the Company's favor.